Government Grants (Details) - Schedule of Government Grants Related to Research and Development Activities - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Research and Development Projects
Rapid detection of antibody-based pathogens		$ 42,055	$ 102,780
Multi-marker test for the early detection of pancreatic cancer	27,741	108,999	196,217
Total research and development projects	$ 27,741	$ 151,054	$ 298,997